Summary of Significant Accounting Policies (Details) - Schedule of Major Product Type Included in Each Government Category - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Major Product Type Included in Each Government Category [Abstract]
Others	$ 3,692,492	$ 5,693,676
Total	48,190,076	54,832,847
Eye drops bottle [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	1,073,853	1,346,164
Oral medicine bottle [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	1,830,363	2,189,018
Anal bag [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	849,099	395,292
Other Class I [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	4,270,545	3,726,823
Class I [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	8,023,860	7,657,297
Masks [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	47,946	211,468
Identification tape [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	5,494,306	7,218,564
Disposable medical brush [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	4,481,601	4,606,634
Gynecological inspection kits [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	3,022,727	5,807,398
Surgical kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	2,206,201	13,546,908
Medical brush [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	2,809,448	2,586,945
Medical kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	983,584	883,977
Other Class II [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	16,029,534	5,035,164
Class II [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	35,075,347	39,897,058
Electronic pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	138,751	67,866
Anesthesia puncture kit [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	229,616	205,218
Disposable infusion pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	113,335	78,453
Infusion pump [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	178,461	90,036
Electronic infusion pump One [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	330	43,397
Laparoscopic trocar [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	38	94,337
Other Class III [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	737,846	1,005,509
Class III [Member]
Schedule of Major Product Type Included in Each Government Category [Abstract]
Products	$ 1,398,377	$ 1,584,816